GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:- GENERAL

a.
Compugen Ltd. (the "Company") including its subsidiaries is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (i.e. by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in its Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing integrated infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of Pipeline Program product candidates and various forms of research and discovery agreements, in both cases providing Compugen with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters are located in Israel, with research and development facilities in Israel and California.

b.
Investment in Evogene:

The Company accounts for its investment in Evogene in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income" in shareholders' equity. Realized gains and losses are included in other income. As of June 30, 2012, the Company holds 1,043,397 shares representing 2.8% of Evogene outstanding Ordinary shares.

c.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. During 2011, the U.S subsidiary had no significant operations. In March 2012, the Company renewed its U.S. subsidiary's activity by establishing a new monoclonal antibody (mAb) research and development operation in South San Francisco, California for the development of oncology and immunology mAb drug candidates against the Company's identified targets.

d.
In January 2011, the Company filed a shelf registration statement and in August 2011 entered into an agreement with an underwriter to issue and sell Ordinary shares under an At-the-Market ("ATM") program with gross proceeds of up to $ 40,000. As of June 30, 2012 the Company had raised approximately $ 3,663, net of issuance expenses, under this program from the issuance during the period from January 2012 to April 2012 of 651,000 of its Ordinary shares

e.
On December 29, 2010, the Company entered into a research and development funding arrangement with an investor. Under the funding arrangement, the Company received $ 5,000 in support of its Pipeline Program.

On December 20, 2011, the Company entered into a second research and discovery funding arrangement with an investor. According to the arrangement, the Company will receive a total of $ 8,000 in support of certain research and development activities. As of June 30, 2012, the Company received $ 2,000 with respect to the agreement. In July 2012, the Company entered into an amendment to this agreement. The arrangement embedded derivatives are presented on a fair value basis. Changes in fair value are included in financial income, net. For more information also see Note 4 and Note 7a.

f.
In June 2012, the Company established together with Merck Serono ("Merck") a start-up company, Neviah Genomics ("Neviah"), focused on the discovery and development of novel biomarkers for the prediction of drug-induced toxicity. According to the agreement with Merck, Neviah is expected to receive its initial funding from Merck Serono Ventures in three installments subject to milestones as defined in the agreement. As a result of Merck's funding, the Company's share in Neviah voting rights will be diluted. According to the agreement, the Company licensed to Neviah biomarker candidates that will be discovered using certain proprietary predictive discovery technologies and in consideration received an equity ownership in Neviah, and a right for royalties from potential future sales. The Company accounts for its investment in Neviah under the equity method. As of June 30, 2012 Neviah did not start its operations and therefore there was no impact on the Company's financial statements.

In addition, according to the agreement the Company will provide research and development services to Neviah in consideration for a fee as defined in the agreement.